Reserve and Distribution of Profit (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Reserve And Distribution Of Profit
Annual tax profits	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 14,000,000	$ 14,000,000